Note Q - Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 3,856	$ 1,746	$ 2,976	$ 3,366	$ 898	$ 1,653	$ 1,741	$ 3,217	$ 11,944	$ 7,509	$ 6,920
Adjustments to reconcile net income to net cash provided by operating activities:
Common stock issued to ESOP									(295)	(428)	(575)
Change in other assets									1,996	347	1,717
Net cash provided by operating activities									18,141	14,496	13,366
Cash flows from investing activities:
Net cash provided by (used in) investing activities									(12,726)	(42,180)	(38,434)
Cash flows from financing activities:
Proceeds from common stock through dividend reinvestment									1,325	715
Cash dividends paid									(3,967)	(3,932)	(3,585)
Net cash provided by (used in) financing activities									(8,808)	62,091	19,704
Cash and cash equivalents:
Cash and cash equivalents at beginning of year				74,573				40,166	74,573	40,166	45,530
Cash and cash equivalents at end of year	71,180				74,573				71,180	74,573	40,166
Parent Company [Member]
Net income									11,944	7,509	6,920
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries									(8,368)	(3,605)	(719)
Common stock issued to ESOP									295	428	575
Change in other assets									(26)	(15)	11
Change in other liabilities									262	(97)	318
Net cash provided by operating activities									4,107	4,220	7,105
Cash flows from investing activities:
Cash paid for Milton Bancorp, Inc. acquisition											(7,431)
Change in notes receivable									320	100	461
Net cash provided by (used in) investing activities									320	100	(6,970)
Cash flows from financing activities:
Change in notes payable									(1,045)	(558)	3,964
Proceeds from common stock through dividend reinvestment									1,325	715
Cash dividends paid									(3,967)	(3,932)	(3,585)
Net cash provided by (used in) financing activities									(3,687)	(3,775)	379
Cash and cash equivalents:
Change in cash and cash equivalents									740	545	514
Cash and cash equivalents at beginning of year				$ 3,292				$ 2,747	3,292	2,747	2,233
Cash and cash equivalents at end of year	$ 4,032				$ 3,292				$ 4,032	$ 3,292	$ 2,747